Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policies and Practices Related to the Grant of Certain Equity Awards

We currently have no specific policy or practice on the timing of equity awards, including stock options, stock-appreciation rights or similar option-like instruments, in relation to the disclosure of material nonpublic information by us. Equity award grants generally are made to the executive officers on a quarterly basis according to a predetermined schedule, and may be subject to certain performance criteria that may be established by the compensation committee at the beginning of each fiscal year, as adjusted and/or established from time to time and in its sole discretion. The compensation committee does not take material nonpublic information into account when determining the timing and terms of such awards. We have not timed the disclosure of material nonpublic information to affect the value of executive compensation. During the year ended December 31, 2025, we did not award any stock options, stock-appreciation rights or similar option-like instruments to our executive officers.

Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We currently have no specific policy or practice on the timing of equity awards, including stock options, stock-appreciation rights or similar option-like instruments, in relation to the disclosure of material nonpublic information by us.
MNPI Disclosure Timed for Compensation Value	false